Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Financial assets measured at fair value through profit or loss	$ 21,765	$ 13,500
Financial assets measured at fair value through other comprehensive income	742	709
Measured at amortized cost:
Cash and cash equivalents	184,938	101,055	$ 106,437	$ 138,023
Financial asset at amortized cost	8,682	11,049
Accounts receivable and other receivables (including related parties)	243,626	164,943
Restricted deposit (including current and noncurrent)	104,000	164,000
Total	584,574	463,195
Financial assets at amortised cost, category [member]
Measured at amortized cost:
Cash and cash equivalents	184,938	101,055
Financial asset at amortized cost	8,682	11,049
Accounts receivable and other receivables (including related parties)	252,162	168,377
Restricted deposit (including current and noncurrent)	104,141	164,133
Refundable deposits	12,144	4,372
Subtotal	$ 562,067	$ 448,986